[Letterhead of Paul Hastings]

(212) 318-6275 rachaelschwartz@paulhastings.com
October 11, 2011	41242.00002

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Tax Exempt Proceeds Fund, Inc. (811-05698)

Ladies and Gentlemen:

On behalf of our client, Tax Exempt Proceeds Fund, Inc. (the “Fund”) and pursuant to Rule 14a-6 of the Securities Exchange Act of 1934 and Rule 20a-1 under the Investment Company Act of 1940, as amended, we hereby transmit for filing:

•	One preliminary copy of the proxy statement and form of proxy in the form to be furnished to shareholders.

The purpose of the Special Meeting of Shareholders is (1) to consider and act upon a proposal to liquidate and dissolve the Fund, as set forth in the Plan of Liquidation and Dissolution attached to the accompanying Proxy Statement as Appendix A; and (2) to vote and otherwise represent the undersigned on other matters that properly come before the meeting and any adjourned session of the meeting in the discretion of the proxy holder.

It is anticipated that the proxy materials will be sent to shareholders on or about October 24, 2011.

Please contact the undersigned at the above number with any questions or comments you may have or for any further information you may desire.

Very truly yours,

/s/ Rachael L. Schwartz

Rachael L. Schwartz
for PAUL HASTINGS LLP

Enclosure

LEGAL_US_E # 95026916.1